UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.45%

Aerospace & Defense 2.52%

Lockheed Martin Corp.	35,900	$4,787
United Technologies Corp.	51,300	5,451
Total		10,238

Airlines 0.20%

Copa Holdings SA Class A (Panama)(a)	5,300	793

Automobiles 1.92%

Ford Motor Co.	456,700	7,814

Capital Markets 2.34%

Ares Capital Corp.	396,204	6,882
BlackRock, Inc.	6,150	1,850
Federated Investors, Inc. Class B	28,300	768
Total		9,500

Chemicals 1.71%

CF Industries Holdings, Inc.	32,250	6,953

Commercial Banks 5.49%

BB&T Corp.	133,400	4,531
Fifth Third Bancorp	245,400	4,670
SunTrust Banks, Inc.	250,300	8,420
U.S. Bancorp	22,500	841
Wells Fargo & Co.	90,700	3,872
Total		22,334

Commercial Services & Supplies 0.42%

Pitney Bowes, Inc.	80,900	1,726

Communications Equipment 0.42%

Cisco Systems, Inc.	76,600	1,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Computers & Peripherals 4.12%

Apple, Inc.	10,325	$5,393
EMC Corp.	287,800	6,928
Hewlett-Packard Co.	181,500	4,423
Total		16,744

Consumer Finance 2.02%

Capital One Financial Corp.	119,300	8,192

Containers & Packaging 1.36%

Rock-Tenn Co. Class A	51,800	5,543

Diversified Financial Services 7.94%

Bank of America Corp.	92,800	1,296
Berkshire Hathaway, Inc. Class B*	12,600	1,450
Citigroup, Inc.	259,900	12,678
JPMorgan Chase & Co.	327,400	16,874
Total		32,298

Diversified Telecommunication Services 2.30%

AT&T, Inc.	193,900	7,019
Verizon Communications, Inc.	46,200	2,334
Total		9,353

Electric: Utilities 2.42%

Duke Energy Corp.	32,700	2,345
Edison International	16,700	819
Entergy Corp.	15,500	1,003
PPL Corp.	185,100	5,670
Total		9,837

Electrical Equipment 0.60%

Emerson Electric Co.	36,300	2,431

Electronic Equipment, Instruments & Components 0.51%

Jabil Circuit, Inc.	99,800	2,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Energy Equipment & Services 1.57%

Atwood Oceanics, Inc.*	104,200	$5,536
Rowan Cos., plc Class A*	23,400	844
Total		6,380

Food & Staples Retailing 2.00%

Wal-Mart Stores, Inc.	106,000	8,136

Food Products 2.32%

Bunge Ltd.	13,600	1,117
Kellogg Co.	131,600	8,324
Total		9,441

Health Care Equipment & Supplies 1.72%

Baxter International, Inc.	106,100	6,989

Health Care Providers & Services 4.28%

Cardinal Health, Inc.	143,100	8,394
Community Health Systems, Inc.	38,000	1,658
Express Scripts Holding Co.*	117,300	7,334
Total		17,386

Hotels, Restaurants & Leisure 0.20%

Darden Restaurants, Inc.	15,800	814

Household Products 1.40%

Kimberly-Clark Corp.	34,400	3,715
Procter & Gamble Co. (The)	24,300	1,962
Total		5,677

Independent Power Producers & Energy Traders 1.75%

AES Corp. (The)	505,700	7,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Industrial Conglomerates 3.19%

3M Co.	53,800	$6,771
General Electric Co.	237,200	6,200
Total		12,971

Information Technology Services 0.50%

Total System Services, Inc.	68,000	2,028

Insurance 6.56%

ACE Ltd. (Switzerland)(a)	77,200	7,368
Aflac, Inc.	43,300	2,814
Allstate Corp. (The)	86,100	4,568
Hartford Financial Services Group, Inc.	208,400	7,023
Prudential Financial, Inc.	11,600	944
Travelers Cos., Inc. (The)	45,900	3,961
Total		26,678

Leisure Equipment & Products 0.22%

Hasbro, Inc.	16,900	873

Machinery 1.10%

Caterpillar, Inc.	23,900	1,992
Cummins, Inc.	19,500	2,477
Total		4,469

Media 2.08%

Comcast Corp. Class A	178,000	8,469

Multi-Line Retail 2.06%

Dillard’s, Inc. Class A	12,800	1,049
Kohl’s Corp.	86,300	4,902
Target Corp.	37,600	2,436
Total		8,387

Multi-Utilities 1.51%

PG&E Corp.	146,800	6,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 13.24%

Anadarko Petroleum Corp.	38,700	$3,688
Chevron Corp.	93,500	11,216
Denbury Resources, Inc.*	116,000	2,203
EQT Corp.	14,200	1,216
Exxon Mobil Corp.	144,700	12,968
Laredo Petroleum Holdings, Inc.*	30,700	975
Marathon Petroleum Corp.	44,600	3,196
Occidental Petroleum Corp.	96,600	9,281
QEP Resources, Inc.	65,600	2,169
Valero Energy Corp.	167,700	6,904
Total		53,816

Paper & Forest Products 0.40%

International Paper Co.	36,400	1,624

Personal Products 0.32%

Avon Products, Inc.	73,900	1,293

Pharmaceuticals 7.62%

Bristol-Myers Squibb Co.	161,100	8,461
Eli Lilly & Co.	16,100	802
Johnson & Johnson	23,700	2,195
Merck & Co., Inc.	27,600	1,244
Mylan, Inc.*	102,700	3,889
Pfizer, Inc.	468,400	14,371
Total		30,962

Real Estate Investment Trusts 4.10%

Apartment Investment & Management Co. Class A	39,700	1,111
BioMed Realty Trust, Inc.	44,300	882
Brandywine Realty Trust	182,600	2,598
Camden Property Trust	21,700	1,393
DDR Corp.	47,800	810
Health Care REIT, Inc.	25,400	1,647
Liberty Property Trust	42,700	1,588
Simon Property Group, Inc.	17,500	2,705
Starwood Property Trust, Inc.	35,300	907
Ventas, Inc.	21,300	1,390
Vornado Realty Trust	9,000	802
Weingarten Realty Investors	26,600	844
Total		16,677

Road & Rail 1.61%

CSX Corp.	251,100	6,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.59%

Broadcom Corp. Class A	113,900	$3,043
Intel Corp.	207,800	5,077
LSI Corp.	286,000	2,425
Total		10,545

Software 0.43%

Rovi Corp.*	104,200	1,746

Tobacco 0.39%

Altria Group, Inc.	42,400	1,579
Total Common Stocks (cost $373,637,634)		404,315

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.46%

Repurchase Agreement

Repurchase Agreement dated 10/31/2013, Zero Coupon due 11/1/2013 with Fixed Income Clearing Corp. collateralized by $1,835,000 of U.S. Treasury Note at 2.125% due 12/31/2015; value: $1,918,423; proceeds: $1,877,910 (cost $1,877,910)	$1,878	1,878

Total Investments in Securities 99.91% (cost $375,515,544)		406,193

Cash and Other Assets in Excess of Liabilities(b) 0.09%		362

Net Assets 100.00%		$406,555

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2013	17	Long	$1,488,350	$56,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2013

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$404,315	$—	$—	$404,315
Repurchase Agreement	—	1,878	—	1,878
Total	$404,315	$1,878	$—	$406,193
Other Financial Instruments
Futures Contracts
Assets	$57	$—	$—	$57
Liabilities	—	—	—	—
Total	$57	$—	$—	$57

(1)	Refer to note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended October 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.46%

Aerospace & Defense 0.92%

Rockwell Collins, Inc.	11,300	$789
Triumph Group, Inc.	39,700	2,845
Total		3,634

Airlines 1.00%

Copa Holdings SA Class A (Panama)(a)	26,300	3,933

Auto Components 0.16%

TRW Automotive Holdings Corp.*	8,400	631

Capital Markets 3.77%

Ares Capital Corp.	388,687	6,752
Federated Investors, Inc. Class B	33,122	898
Invesco Ltd.	213,100	7,192
Total		14,842

Chemicals 1.74%

CF Industries Holdings, Inc.	31,700	6,835

Commercial Banks 6.01%

Associated Banc-Corp	49,000	797
CIT Group, Inc.*	152,100	7,325
Fifth Third Bancorp	132,400	2,520
First Niagara Financial Group, Inc.	406,100	4,479
Popular, Inc.*	53,000	1,338
SunTrust Banks, Inc.	214,200	7,206
Total		23,665

Commercial Services & Supplies 1.09%

Pitney Bowes, Inc.	200,600	4,281

Communications Equipment 0.26%

Riverbed Technology, Inc.*	70,500	1,045

Construction & Engineering 1.42%

Fluor Corp.	45,900	3,407
KBR, Inc.	63,400	2,190
Total		5,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Consumer Finance 0.34%

SLM Corp.	52,300	$1,327

Containers & Packaging 2.04%

Rock-Tenn Co. Class A	75,000	8,026

Distributors 0.24%

Genuine Parts Co.	12,000	946

Diversified Financial Services 0.48%

ING US, Inc.	61,600	1,911

Electric: Utilities 7.73%

Edison International	102,800	5,040
Entergy Corp.	87,400	5,657
Great Plains Energy, Inc.	326,200	7,646
PPL Corp.	226,650	6,942
Westar Energy, Inc.	162,900	5,149
Total		30,434

Electrical Equipment 1.20%

Eaton Corp. plc (Ireland)(a)	67,194	4,741

Electronic Equipment, Instruments & Components 1.53%

Jabil Circuit, Inc.	288,500	6,018

Energy Equipment & Services 1.96%

Atwood Oceanics, Inc.*	28,600	1,519
Rowan Cos., plc Class A*	171,500	6,188
Total		7,707

Food Products 3.22%

Bunge Ltd.	74,000	6,078
Campbell Soup Co.	36,369	1,548
Ingredion, Inc.	65,300	4,294
Pinnacle Foods, Inc.	28,400	769
Total		12,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Gas Utilities 0.17%

UGI Corp.	15,900	$658

Health Care Equipment & Supplies 0.85%

St. Jude Medical, Inc.	58,300	3,346

Health Care Providers & Services 6.29%

Cardinal Health, Inc.	161,000	9,444
CIGNA Corp.	27,400	2,109
Community Health Systems, Inc.	91,600	3,997
HCA Holdings, Inc.	128,700	6,067
Humana, Inc.	8,800	811
MEDNAX, Inc.*	11,700	1,276
Universal Health Services, Inc. Class B	13,300	1,071
Total		24,775

Hotels, Restaurants & Leisure 1.81%

Brinker International, Inc.	63,900	2,838
Darden Restaurants, Inc.	83,400	4,298
Total		7,136

Household Durables 0.74%

Leggett & Platt, Inc.	70,500	2,097
Whirlpool Corp.	5,700	832
Total		2,929

Independent Power Producers & Energy Traders 2.33%

AES Corp. (The)	650,000	9,159

Information Technology Services 2.90%

Booz Allen Hamilton Holding Corp.	42,600	843
Broadridge Financial Solutions, Inc.	29,800	1,048
Fidelity National Information Services, Inc.	65,000	3,169
Paychex, Inc.	80,900	3,419
Total System Services, Inc.	98,000	2,923
Total		11,402

Insurance 8.61%

Aspen Insurance Holdings Ltd.	22,560	880
Assured Guaranty Ltd.	76,000	1,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Insurance (continued)

Endurance Specialty Holdings Ltd.	11,400	$630
Everest Re Group Ltd.	32,500	4,996
Hanover Insurance Group, Inc. (The)	22,307	1,306
Hartford Financial Services Group, Inc.	249,108	8,395
Lincoln National Corp.	124,200	5,640
Protective Life Corp.	79,700	3,673
Reinsurance Group of America, Inc.	11,198	797
XL Group plc (Ireland)(a)	196,500	6,007
Total		33,882

Leisure Equipment & Products 1.91%

Hasbro, Inc.	97,641	5,043
Mattel, Inc.	56,200	2,494
Total		7,537

Machinery 4.10%

Flowserve Corp.	59,600	4,141
Harsco Corp.	21,850	609
Joy Global, Inc.	82,400	4,676
Manitowoc Co., Inc. (The)	38,696	753
Pentair Ltd. (Switzerland)(a)	50,400	3,381
Terex Corp.*	74,000	2,586
Total		16,146

Media 0.31%

Gannett Co., Inc.	44,100	1,220

Metals & Mining 1.85%

Allegheny Technologies, Inc.	220,300	7,292

Multi-Line Retail 2.72%

Kohl’s Corp.	120,000	6,816
Macy’s, Inc.	84,200	3,882
Total		10,698

Multi-Utilities 1.52%

SCANA Corp.	128,746	6,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Office Electronics 0.79%

Xerox Corp.	311,800	$3,099

Oil, Gas & Consumable Fuels 5.17%

Chesapeake Energy Corp.	43,100	1,205
Denbury Resources, Inc.*	367,000	6,970
Murphy Oil Corp.	97,200	5,863
Tesoro Corp.	15,200	743
Valero Energy Corp.	135,560	5,581
Total		20,362

Paper & Forest Products 0.18%

International Paper Co.	15,800	705

Pharmaceuticals 1.70%

Actavis plc*	18,876	2,918
Mylan, Inc.*	99,400	3,764
Total		6,682

Real Estate Investment Trusts 12.60%

Alexandria Real Estate Equities, Inc.	17,900	1,177
American Capital Agency Corp.	60,600	1,316
Annaly Capital Management, Inc.	138,100	1,628
Apartment Investment & Management Co. Class A	34,000	951
AvalonBay Communities, Inc.	4,450	557
BioMed Realty Trust, Inc.	163,700	3,261
Boston Properties, Inc.	14,900	1,542
Brandywine Realty Trust	111,933	1,593
Camden Property Trust	71,700	4,603
CBL & Associates Properties, Inc.	57,500	1,139
DDR Corp.	166,200	2,817
Extra Space Storage, Inc.	47,316	2,176
Health Care REIT, Inc.	48,900	3,171
Home Properties, Inc.	20,700	1,248
Host Hotels & Resorts, Inc.	30,900	573
Kimco Realty Corp.	105,900	2,275
Liberty Property Trust	68,700	2,555
Macerich Co. (The)	59,200	3,505
Mack-Cali Realty Corp.	41,900	862
ProLogis, Inc.	60,800	2,429
Retail Properties of America, Inc. Class A	44,200	633
Starwood Property Trust, Inc.	78,600	2,019
Ventas, Inc.	76,300	4,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts (continued)

Vornado Realty Trust	29,200	$2,601
Total		49,609

Real Estate Management & Development 0.36%

Jones Lang LaSalle, Inc.	14,900	1,418

Road & Rail 1.12%

Con-way, Inc.	86,100	3,547
Hertz Global Holdings, Inc.*	37,000	850
Total		4,397

Semiconductors & Semiconductor Equipment 3.24%

Analog Devices, Inc.	35,986	1,774
Avago Technologies Ltd. (Singapore)(a)	46,700	2,122
First Solar, Inc.*	14,700	739
Lam Research Corp.*	16,600	900
LSI Corp.	199,400	1,691
Maxim Integrated Products, Inc.	185,700	5,515
Total		12,741

Software 0.91%

Electronic Arts, Inc.*	31,800	835
Rovi Corp.*	104,500	1,751
Symantec Corp.	44,200	1,005
Total		3,591

Specialty Retail 0.70%

Aaron’s, Inc.	9,300	264
American Eagle Outfitters, Inc.	80,500	1,247
DSW, Inc. Class A	14,000	1,227
Total		2,738

Textiles, Apparel & Luxury Goods 0.28%

Deckers Outdoor Corp.*	16,300	1,122

Trading Companies & Distributors 0.78%

Air Lease Corp.	104,700	3,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2013

Investments	Shares	Fair Value (000)
Wireless Telecommunication Services 0.41%

Telephone & Data Systems, Inc.	52,000	$1,621
Total Common Stocks (cost $356,377,496)		391,608

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.49%

Repurchase Agreement

Repurchase Agreement dated 10/31/2013, Zero Coupon due 11/1/2013 with Fixed Income Clearing Corp. collateralized by $1,880,000 of U.S. Treasury Note at 2.125% due 12/31/2015 value: $1,965,469; proceeds: $1,925,679. (cost $1,925,679)	$1,926	1,926

Total Investments in Securities 99.95% (cost $358,303,175)		393,534

Cash and Other Assets in Excess of Liabilities(b) 0.05%		179

Net Assets 100.00%		$393,713

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2013	16	Long	$1,400,800	$53,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2013

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$391,608	$—	$—	$391,608
Repurchase Agreement	—	1,926	—	1,926
Total	$391,608	$1,926	$—	$393,534
Other Financial Instruments
Futures Contracts
Assets	$54	$—	$—	$54
Liabilities	—	—	—	—
Total	$54	$—	$—	$54

(1)	Refer to note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended October 31, 2013.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and future contacts are valued at the last price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book value and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended October 31, 2013 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case the Funds may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of October 31, 2013, the Funds had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
Asset Derivatives	Equity Index Contracts	Fair Value	Equity Index Contracts	Fair Value
Futures Contracts	$56,615	$56,615	$53,985	$53,985
Total	$56,615	$56,615	$53,985	$53,985

Notes to Schedule of Investments (unaudited)(concluded)

4. FEDERAL TAX INFORMATION

As of October 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$375,968,994	$358,565,503
Gross unrealized gain	34,020,272	39,391,797
Gross unrealized loss	(3,796,403)	(4,423,203)
Net unrealized security gain	$30,223,869	$34,968,594

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 18, 2013

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 18, 2013

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 18, 2013